PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

The following table summarizes property and equipment, net of accumulated depreciation and amortization as of December 31, 2019 and 2018:

	2019	2018
Vehicles	$158,327	$417,666
Furniture and equipment	448,074	474,546
Technology development and software	8,863,247	5,777,504
Leasehold improvements	246,135	136,386
Total property and equipment	9,715,783	6,806,102
Less: accumulated depreciation and amortization	3,288,109	1,628,225
Total	$6,427,674	$5,177,877

Amortization and depreciation on Property and Equipment is determined on a straight-line basis over the estimated useful lives ranging from 3 to 5 years.

At December 31, 2019, capitalized technology development costs were $8,655,236 which includes $2,900,000 of software acquired in the NextGen transaction. Total technology development costs incurred was $5,494,081 for the year ended December 31, 2019 of which $3,085,743 was capitalized and $2,408,338 was charged to expense in the accompanying Consolidated statements of operations. Depreciation expense for the year ended December 31, 2019 was $1,786,426, which included the amortization of capitalized technology costs of $1,436,088. Total technology development costs incurred was $3,314,815 for the year ended December 31, 2018 of which $2,162,707 was capitalized and $1,152,108 was charged to expense in the accompanying Consolidated statements of operations. Depreciation expense for the year ended December 31, 2018 was $984,006, which included the amortization of capitalized technology costs of $825,782.